Services [Member] Expense Example - Services - BLACKROCK EQUITY DIVIDEND FUND - Service Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	$ 1,275